                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number: ______
       This Amendment (Check only one.): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highfields Capital Management LP
Address: John Hancock Tower
         200 Clarendon Street, 59th Floor
         Boston, MA 02116

Form 13F File Number: 28-3499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph F. Mazzella
Title: General Counsel
Phone: 617-850-7500

Signature, Place, and Date of Signing:

/s/ Joseph F. Mazzella     Boston, Massachusetts      February 14, 2008
---------------------- -----------------------------  -----------------

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager: NONE.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
Form 13F Information Table Entry Total: 79
Form 13F Information Table Value Total: $8,374,920 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number     Name
--- --------------------     --------------------
01  File Number 28-7618      Jonathon S. Jacobson
02  File Number 28-7616      Richard L. Grubman

FORM 13F

Page 2 of 4         Name of Reporting Manager: Highfields Capital Management LP

Item 1:                        Item 2:       Item 3:  Item 4:         Item 5:        Item 6:   Item 7:         Item 8:
-------                    ---------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                               TITLE OF                VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                  CLASS         CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------             ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
Allstate Corp                    COM        020002101     8,461    162,000 SH         OTHER     01/02      162,000
Altern Asset Mgmt Acq      UNIT 07/01/2012  02149U200     7,943    750,000 SH         OTHER     01/02      750,000
Altria Group                     COM        02209S103    49,783    658,685 SH         OTHER     01/02      658,685
American Eagle Outfitters        COM        02553E106    41,540  2,000,000 SH         OTHER     01/02    2,000,000
Anadarko Pete Corp               COM        032511107    83,939  1,277,800 SH         OTHER     01/02    1,277,800
Anglogold Ashanti Ltd       SPONSORED ADR   035128206     2,141     50,000 SH         OTHER     01/02       50,000
AnnTaylor Stores Corp            COM        036115103   110,697  4,330,886 SH         OTHER     01/02    4,330,886
Baker Hughes Inc                 COM        057224107    41,523    512,000 SH         OTHER     01/02      512,000
Barrick Gold Corp                COM        067901108     9,672    230,000 SH         OTHER     01/02      230,000
Berkshire Hathaway Inc           CL A       084670108   179,124      1,265 SH         OTHER     01/02        1,265
BlackRock Inc                    COM        09247X101   148,472    684,833 SH         OTHER     01/02      684,833
Boston Scientific Corp           COM        101137107   194,204 16,698,500 SH         OTHER     01/02   16,698,500
Cablevision Systems Corp    CL A NY CABLVS  12686C109    82,347  3,361,085 SH         OTHER     01/02    3,361,085
Canadian Nat Resources Ltd       COM        136385101    66,916    914,900 SH         OTHER     01/02      914,900
Career Education Corp            COM        141665109   145,557  5,789,857 SH         OTHER     01/02    5,789,857
Chesapeake Energy Corp           COM        165167107   116,247  2,965,479 SH         OTHER     01/02    2,965,479
Clear Channel Comm               COM        184502102 1,163,418 33,702,732 SH         OTHER     01/02   33,702,732
Comcast Corp                   CL A SPL     20030N200   221,874 12,244,718 SH         OTHER     01/02   12,244,718
Comcast Corp                     CL A       20030N101   108,502  5,942,043 SH         OTHER     01/02    5,942,043
ConocoPhillips                   COM        20825C104    49,321    558,565 SH         OTHER     01/02      558,565
CVS Caremark Corp                COM        126650100   364,721  9,175,368 SH         OTHER     01/02    9,175,368
Dean Foods Co                    COM        242370104    73,381  2,837,613 SH         OTHER     01/02    2,837,613
Downey Financial Corp            COM        261018105    75,167  2,416,181 SH         OTHER     01/02    2,416,181
Dril-Quip Inc                    COM        262037104    15,908    285,800 SH         OTHER     01/02      285,800
Embarq Corp                      COM        29078E105     7,832    158,131 SH         OTHER     01/02      158,131
EMC Corp                         COM        268648102    58,555  3,160,000 SH  CALL   OTHER     01/03    3,160,000
Employers Holdings Inc           COM        292218104    18,498  1,107,000 SH         OTHER     01/02    1,107,000
EnCana Corp                      COM        292505104   260,493  3,833,038 SH         OTHER     01/02    3,833,038
Entergy Corp                     COM        29364G103    10,279     86,000 SH         OTHER     01/02       86,000
Federal Home Ln Mtg Corp         COM        313400301     1,414     41,500 SH         OTHER     01/02       41,500
Federal Natl Mtg Assn            COM        313586109     1,199     30,000 SH         OTHER     01/02       30,000
Fidelity Natl Info Svcs          COM        31620M106    83,825  2,015,517 SH         OTHER     01/02    2,015,517
First American Corp              COM        318522307   302,524  8,866,479 SH         OTHER     01/02    8,866,479
Global Consumer Acq Corp   UNIT 99/99/9999  378983209    29,087  2,950,000 SH         OTHER     01/02    2,950,000
Goldman Sachs Group Inc          COM        38141G104    28,150    130,900 SH         OTHER     01/02      130,900
GSC Acquisition Co         *W EXP 06/25/201 40053G114       321    300,000 SH         OTHER     01/02      300,000
Halliburton Co                   COM        406216101    12,700    335,000 SH         OTHER     01/02      335,000
Harrahs Entmt Inc                COM        413619107   423,234  4,768,836 SH         OTHER     01/02    4,768,836
HealthSouth Corp               COM NEW      421924309   131,252  6,250,079 SH         OTHER     01/02    6,250,079
Hershey Co                       COM        427866108    25,200    639,585 SH         OTHER     01/02      639,585
Intl Game Technology             COM        459902102    43,930  1,000,000 SH         OTHER     01/02    1,000,000
Kinross Gold Corp             COM NO PAR    496902404    71,760  3,900,006 SH         OTHER     01/02    3,900,006
Knology Inc                      COM        499183804    13,407  1,049,039 SH         OTHER     01/02    1,049,039
Kraft Foods Inc                  CL A       50075N104   191,022  5,854,178 SH         OTHER     01/02    5,854,178
Legg Mason Inc                   COM        524901105   180,996  2,474,313 SH         OTHER     01/02    2,474,313
Loews Corp                       COM        540424108    55,460  1,101,700 SH         OTHER     01/02    1,101,700
Market Vectors ETF Tr       GOLD MINER ETF  57060U100    20,403    445,000 SH         OTHER     01/02      445,000
McClatchy Co                     CL A       579489105    33,004  2,636,118 SH         OTHER     01/02    2,636,118
MCF Corp                       COM NEW      580395309     5,344  1,017,860 SH         OTHER     01/02    1,017,860

Item 1:                          Item 2:       Item 3:  Item 4:        Item 5:        Item 6:   Item 7:         Item 8:
-------                      ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                            VOTING AUTHORITY
                                 TITLE OF                VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                    CLASS         CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------               ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Merrill Lynch & Co Inc             COM        590188108  85,620   1,595,000 SH         OTHER     01/02    1,595,000
Motorola Inc                       COM        620076109 451,300  28,135,930 SH         OTHER     01/02   28,135,930
News Corporation Ltd               CL A       65248E104  42,061   2,052,769 SH         OTHER     01/02    2,052,769
NTR Acquisition Co                 COM        629415100   5,700     600,000 SH         OTHER     01/02      600,000
Och-Ziff Cptl Mgmt Grp LLC         CL A       67551U105  59,143   2,250,500 SH         OTHER     01/02    2,250,500
Office Depot Inc                   COM        676220106 156,782  11,271,164 SH         OTHER     01/02   11,271,164
Peoples United Financial Inc       COM        712704105   8,188     460,001 SH         OTHER     01/02      460,001
PNC Finl Svcs Group Inc            COM        693475105 555,813   8,466,300 SH         OTHER     01/02    8,466,300
Qualcomm Inc                       COM        747525103 573,235  14,567,592 SH         OTHER     01/02   14,567,592
Research in Motion Ltd             COM        760975102  51,030     450,000 SH  PUT    OTHER     01/04      450,000
Schlumberger Ltd                   COM        806857108  23,363     237,500 SH         OTHER     01/02      237,500
Select Sector SPDR Tr         SBI INT-ENERGY  81369Y506  12,982     163,608 SH         OTHER     01/02      163,608
SLM Corp                           COM        78442P106 250,590  12,442,400 SH         OTHER     01/02   12,442,400
Smith International Inc            COM        832110100  18,093     245,000 SH         OTHER     01/02      245,000
Smithfield Foods Inc               COM        832248108  26,265     908,200 SH         OTHER     01/02      908,200
Soc Quimica Minera Chile      SPON ADR SER B  833635105   7,424      42,000 SH         OTHER     01/02       42,000
SP Acquisition Holdings Inc  UNIT 99/99/9999  78470A203   5,100     500,000 SH         OTHER     01/02      500,000
Sterling Financial Corp            COM        859317109   8,210     500,000 SH         OTHER     01/02      500,000
StreetTracks Gold Trust          GOLD SHS     863307104  58,583     710,440 SH         OTHER     01/02      710,440
Suncor Energy                      COM        867229106 121,500   1,117,450 SH         OTHER     01/02    1,117,450
Tailwind Financial Inc             COM        874023104     658      86,800 SH         OTHER     01/02       86,800
Tailwind Financial Inc       UNIT 99/99/9999  874023203   2,050     250,000 SH         OTHER     01/02      250,000
Tailwind Financial Inc       *W EXP 04/11/201 874023112     794   1,221,100 SH         OTHER     01/02    1,221,100
Time Warner Cable                  CL A       88732J108  86,981   3,151,480 SH         OTHER     01/02    3,151,480
TreeHouse Foods Inc                COM        89469A104   9,988     434,453 SH         OTHER     01/02      434,453
Venoco Inc                         COM        92275P307   5,903     296,166 SH         OTHER     01/02      296,166
Walgreen Co                        COM        931422109  81,491   2,140,000 SH         OTHER     01/02    2,140,000
Wal-Mart Stores                    COM        931142103 103,140   2,170,000 SH         OTHER     01/02    2,170,000
Weatherford Intl Ltd               COM        G95089101   1,921      28,000 SH         OTHER     01/02       28,000
Wendys Intl Inc                    COM        950590109 190,265   7,363,197 SH         OTHER     01/02    7,363,197